Common Stock Purchase Warrants (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Warrant [Member]
Summary of stock options/warrants
Beginning Balance, Number of Options/Warrants	2,342,500		750,000
Granted, Number of Options/Warrants		2,380,000
Exercised, Number of Options/Warrants		(37,500)
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	2,342,500	2,342,500	750,000
Options/Warrants exercisable	2,342,500	2,342,500
Beginning Balance, Weighted Average Exercise Price	$ 2.50
Granted, Weighted Average Exercise Price		$ 2.50
Exercised, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 2.50	$ 2.50
Exercisable, Weighted Average Exercise Price	$ 2.50	$ 2.50